SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Mar. 31, 2026
Property [Member]
Useful life of the asset	40 years
Office Equipment [Member]
Useful life of the asset	5 years